INVESTMENTS	12 Months Ended
Dec. 31, 2012
Investments Disclosure [Abstract]
INVESTMENTS

3)        INVESTMENTS

Fixed Maturities and Equity Securities

The following table provides information relating to fixed maturities and equity securities classified as AFS:

Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(3)

	(In Millions)

December 31, 2012:
Fixed Maturities:
Corporate	$20,854	$2,364	$20	$23,198	$0
U.S. Treasury, government
and agency	4,664	517	1	5,180	0
States and political subdivisions	445	85	0	530	0
Foreign governments	454	76	0	530	0
Commercial mortgage-backed	1,175	16	291	900	13
Residential mortgage-backed(1)	1,864	85	0	1,949	0
Asset-backed(2)	175	12	5	182	5
Redeemable preferred stock	1,089	60	11	1,138	0
Total Fixed Maturities	30,720	3,215	328	33,607	18

Equity securities	23	1	0	24	0

Total at December 31, 2012	$30,743	$3,216	$328	$33,631	$18

December 31, 2011:
Fixed Maturities:
Corporate	$21,444	$1,840	$147	$23,137	$0
U.S. Treasury, government
and agency	3,598	350	0	3,948	0
States and political subdivisions	478	64	2	540	0
Foreign governments	461	65	1	525	0
Commercial mortgage-backed	1,306	7	411	902	22
Residential mortgage-backed(1)	1,556	90	0	1,646	0
Asset-backed(2)	260	15	11	264	6
Redeemable preferred stock	1,106	38	114	1,030	0
Total Fixed Maturities	30,209	2,469	686	31,992	28

Equity securities	18	1	0	19	0

Total at December 31, 2011	$30,227	$2,470	$686	$32,011	$28

  Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities
Contractual Maturities at December 31, 2012

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$3,018	$3,088
Due in years two through five	5,801	6,333
Due in years six through ten	9,877	11,140
Due after ten years	7,721	8,877
Subtotal	26,417	29,438
Commercial mortgage-backed securities	1,175	900
Residential mortgage-backed securities	1,864	1,949
Asset-backed securities	175	182
Total	$29,631	$32,469

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 201

	December 31,
	2012	2011	2010

	(In Millions)

Proceeds from sales	$139	$340	$840

Gross gains on sales	$13	$6	$28
Gross losses on sales	$(12)	$(9)	$(16)

Total OTTI	$(96)	$(36)	$(300)
Non-credit losses recognized in OCI	2	4	18
Credit losses recognized in earnings (loss)	$(94)	$(32)	$(282)

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

Fixed Maturities - Credit Loss Impairments

	2012	2011

	(In Millions)

Balances at January 1,	$(332)	$(329)
Previously recognized impairments on securities that matured, paid, prepaid or sold	54	29
Recognized impairments on securities impaired to fair value this period(1)	0	0
Impairments recognized this period on securities not previously impaired	(62)	(27)
Additional impairments this period on securities previously impaired	(32)	(5)
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	$(372)	$(332)

  Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2012	2011

	(In Millions)

AFS Securities:
Fixed maturities:
With OTTI loss	$(12)	$(47)
All other	2,899	1,830
Equity securities	1	1
Net Unrealized Gains (Losses)	$2,888	$1,784

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$(47)	$5	$6	$12	$(24)
Net investment gains (losses) arising
during the period	5	0	0	0	5
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	32	0	0	0	32
Excluded from Net earnings (loss)(1)	(2)	0	0	0	(2)
Impact of net unrealized investment
gains (losses) on:
DAC	0	(4)	0	0	(4)
Deferred income taxes	0	0	0	(10)	(10)
Policyholders liabilities	0	0	(2)	0	(2)
Balance, December 31, 2012	$(12)	$1	$4	$2	$(5)

Balance, January 1, 2011	$(16)	$3	$2	$4	$(7)
Net investment gains (losses) arising
during the period	(32)	0	0	0	(32)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	5	0	0	0	5
Excluded from Net earnings (loss)(1)	(4)	0	0	0	(4)
Impact of net unrealized investment
gains (losses) on:
DAC	0	2	0	0	2
Deferred income taxes	0	0	0	8	8
Policyholders liabilities	0	0	4	0	4
Balance, December 31, 2011	$(47)	$5	$6	$12	$(24)

(1)       Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$1,831	$(207)	$(385)	$(433)	$806
Net investment gains (losses) arising
during the period	1,008	0	0	0	1,008
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	59	0	0	0	59
Excluded from Net earnings (loss)(1)	2	0	0	0	2
Impact of net unrealized investment
gains (losses) on:
DAC	0	28	0	0	28
Deferred income taxes	0	0	0	(308)	(308)
Policyholders liabilities	0	0	(218)	0	(218)
Balance, December 31, 2012	$2,900	$(179)	$(603)	$(741)	$1,377

Balance, January 1, 2011	$889	$(108)	$(121)	$(232)	$428
Net investment gains (losses) arising
during the period	915	0	0	0	915
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	23	0	0	0	23
Excluded from Net earnings (loss)(1)	4	0	0	0	4
Impact of net unrealized investment
gains (losses) on:
DAC	0	(99)	0	0	(99)
Deferred income taxes	0	0	0	(201)	(201)
Policyholders liabilities	0	0	(264)	0	(264)
Balance, December 31, 2011	$1,831	$(207)	$(385)	$(433)	$806

  Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2012:
Fixed Maturities:
Corporate	$562	$(5)	$208	$(15)	$770	$(20)
U.S. Treasury, government
and agency	513	(1)	0	0	513	(1)
States and political subdivisions	20	0	0	0	20	0
Foreign governments	6	0	2	0	8	0
Commercial mortgage-backed	7	(3)	805	(288)	812	(291)
Residential mortgage-backed	27	0	1	0	28	0
Asset-backed	8	0	36	(5)	44	(5)
Redeemable preferred stock	143	(1)	327	(10)	470	(11)

Total	$1,286	$(10)	$1,379	$(318)	$2,665	$(328)

December 31, 2011:
Fixed Maturities:
Corporate	$1,910	$(96)	$389	$(51)	$2,299	$(147)
U.S. Treasury, government
and agency	149	0	0	0	149	0
States and political subdivisions	0	0	18	(2)	18	(2)
Foreign governments	30	(1)	5	0	35	(1)
Commercial mortgage-backed	79	(27)	781	(384)	860	(411)
Residential mortgage-backed	0	0	1	0	1	0
Asset-backed	49	0	44	(11)	93	(11)
Redeemable preferred stock	341	(28)	325	(86)	666	(114)

Total	$2,558	$(152)	$1,563	$(534)	$4,121	$(686)

Troubled Debt Restructuring - Modifications
December 31, 2012

	Number	Outstanding Recorded Investment
	of Loans	Pre-Modification	Post - Modification

		(Dollars In Millions)
Troubled debt restructurings:
Agricultural mortgage loans	0	$0	$0
Commercial mortgage loans	2	126	126
Total	2	$126	$126

There were no default payments on the above loans during 2012.

Valuation Allowances for Mortgage Loans:

Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

	Commercial Mortgage Loans
	2012	2011	2010

Allowance for credit losses:	(In Millions)

Beginning Balance, January 1,	$32	$18	$0
Charge-offs	0	0	0
Recoveries	(24)	(8)	0
Provision	26	22	18
Ending Balance, December 31,	$34	$32	$18

Ending Balance, December 31,:
Individually Evaluated for Impairment	$34	$32	$18

Collectively Evaluated for Impairment	$0	$0	$0

Loans Acquired with Deteriorated Credit Quality	$0	$0	$0

There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2012

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$269	$21	$0	$0	$27	$0	$317
50% - 70%	370	75	619	655	0	0	1,719
70% - 90%	61	102	235	445	131	15	989
90% plus	0	0	0	156	89	165	410
Total Commercial
Mortgage Loans	$700	$198	$854	$1,256	$247	$180	$3,435

Agricultural Mortgage Loans(1)
0% - 50%	$179	$84	$211	$308	$177	$49	$1,008
50% - 70%	122	29	136	188	116	50	641
70% - 90%	0	0	0	1	0	8	9
90% plus	0	0	0	0	0	0	0
Total Agricultural
Mortgage Loans	$301	$113	$347	$497	$293	$107	$1,658

Total Mortgage Loans(1)
0% - 50%	$448	$105	$211	$308	$204	$49	$1,325
50% - 70%	492	104	755	843	116	50	2,360
70% - 90%	61	102	235	446	131	23	998
90% plus	0	0	0	156	89	165	410

Total Mortgage Loans	$1,001	$311	$1,201	$1,753	$540	$287	$5,093

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2011

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$182	$0	$33	$30	$31	$0	$276
50% - 70%	201	252	447	271	45	0	1,216
70% - 90%	0	41	280	318	213	0	852
90% plus	0	0	84	135	296	117	632
Total Commercial
Mortgage Loans	$383	$293	$844	$754	$585	$117	$2,976

Agricultural Mortgage Loans(1)
0% - 50%	$150	$89	$175	$247	$190	$8	$859
50% - 70%	68	15	101	158	82	45	469
70% - 90%	0	0	0	1	0	8	9
90% plus	0	0	0	0	0	0	0
Total Agricultural
Mortgage Loans	$218	$104	$276	$406	$272	$61	$1,337

Total Mortgage Loans(1)
0% - 50%	$332	$89	$208	$277	$221	$8	$1,135
50% - 70%	269	267	548	429	127	45	1,685
70% - 90%	0	41	280	319	213	8	861
90% plus	0	0	84	135	296	117	632

Total Mortgage Loans	$601	$397	$1,120	$1,160	$857	$178	$4,313

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

Age Analysis of Past Due Mortgage Loans

							Recorded
							Investment
			90			Total	> 90 Days
	30-59	60-89	Days			Financing	and
	Days	Days	Or >	Total	Current	Receivables	Accruing

	(In Millions)
December 31, 2012
Commercial	$0	$0	$0	$0	$3,435	$3,435	$0
Agricultural	6	1	10	17	1,641	1,658	9
Total Mortgage Loans	$6	$1	$10	$17	$5,076	$5,093	$9

December 31, 2011
Commercial	$61	$0	$0	$61	$2,915	$2,976	$0
Agricultural	5	1	7	13	1,324	1,337	3
Total Mortgage Loans	$66	$1	$7	$74	$4,239	$4,313	$3

The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

		Impaired Mortgage Loans

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)

December 31, 2012:
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	2	2	0	3	0
Total	$2	$2	$0	$3	$0

With related allowance recorded:
Commercial mortgage loans - other	$170	$170	$(34)	$178	$10
Agricultural mortgage loans	0	0	0	0	0
Total	$170	$170	$(34)	$178	$10

December 31, 2011:
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	5	5	0	5	0
Total	$5	$5	$0	$5	$0

With related allowance recorded:
Commercial mortgage loans - other	$202	$202	$(32)	$152	$8
Agricultural mortgage loans	0	0	0	0	0
Total	$202	$202	$(32)	$152	$8

	December 31,
	2012	2011

	(In Millions)

BALANCE SHEETS
Investments in real estate, at depreciated cost	$233	$584
Investments in securities, generally at fair value	54	51
Cash and cash equivalents	8	10
Other assets	14	13
Total Assets	$309	$658

Borrowed funds - third party	$162	$372
Other liabilities	11	6
Total liabilities	173	378

Partners’ capital	136	280
Total Liabilities and Partners’ Capital	$309	$658

The Company’s Carrying Value in These Entities Included Above	$63	$169

	2012	2011	2010

	(In Millions)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures	$26	$111	$110
Net revenues of other limited partnership interests	3	6	3
Interest expense - third party	0	(21)	(22)
Other expenses	(19)	(61)	(59)
Net Earnings (Loss)	$10	$35	$32

The Company's Equity in Net Earnings (Loss) of These
Entities Included Above	$18	$20	$18

Derivatives

The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category
At or For the Year Ended December 31, 2012

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
Freestanding derivatives:
Equity contracts:(1)
Futures	$6,189	$0	$2	$(1,058)
Swaps	965	2	56	(320)
Options	3,492	443	219	66

Interest rate contracts:(1)
Floors	2,700	291	0	68
Swaps	18,239	554	353	402
Futures	14,033	0	0	84
Swaptions	7,608	502	0	(220)

Other freestanding contracts:(1)
Foreign currency Contracts	81	1	0	0
Net investment income (loss)				(978)

Embedded derivatives:
GMIB reinsurance contracts	0	11,044	0	497

GIB and GWBL and other features(2)	0	0	265	26

Balances, December 31, 2012	$53,307	$12,837	$895	$(455)

  Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  Reported in Future policy benefits and other policyholder liabilities.

Derivative Instruments by Category
At or For the Year Ended December 31, 2011

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
Freestanding derivatives:
Equity contracts:(1)
Futures	$6,443	$0	$2	$(34)
Swaps	784	10	21	33
Options	1,211	92	85	(20)

Interest rate contracts:(1)
Floors	3,000	327	0	139
Swaps	9,826	503	317	590
Futures	11,983	0	0	849
Swaptions	7,354	1,029	0	817

Other freestanding contracts:(1)
Foreign currency contracts	38	0	0	0
Net investment income (loss)				2,374

Embedded derivatives:
GMIB reinsurance contracts	0	10,547	0	5,941

GIB and GWBL and other features (2)	0	0	291	(197)

Balances, December 31, 2011	$40,639	$12,508	$716	$8,118

  Reported in Other invested assets in the consolidated balance sheets.
  Reported in Future policy benefits and other policyholder liabilities.

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	2012	2011	2010

	(In Millions)

Fixed maturities	$1,529	$1,555	$1,616
Mortgage loans on real estate	264	241	231
Equity real estate	14	19	20
Other equity investments	189	116	111
Policy loans	226	229	234
Short-term investments	15	5	11
Derivative investments	(978)	2,374	(284)
Broker-dealer related receivables	14	13	12
Trading securities	85	(29)	49
Other investment income	33	37	36

Gross investment income (loss)	1,391	4,560	2,036

Investment expenses	(50)	(55)	(56)
Interest expense	(3)	(3)	(4)

Net Investment Income (Loss)	$1,338	$4,502	$1,976

	2012	2011	2010

	(In Millions)

Fixed maturities	$(89)	$(29)	$(200)
Mortgage loans on real estate	(7)	(14)	(18)
Other equity investments	(13)	(4)	34
Other	12	0	0
Investment Gains (Losses), Net	$(97)	$(47)	$(184)

For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.